THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


                             EQUI-VEST(R) SUPPLEMENT
                             DATED FEBRUARY 28, 1998
                                       TO
                             EQUI-VEST(R) PROSPECTUS
                                DATED MAY 1, 1997

This Supplement (SUPPLEMENT) adds and modifies certain information in the EQUI-VEST PERSONAL RETIREMENT PROGRAMS AND EMPLOYER-SPONSORED RETIREMENT PROGRAMS prospectus dated May 1, 1997 (PROSPECTUS) for EQUI-VEST annuities, group and individual deferred variable annuity contracts (CONTRACTS) offered by The Equitable Life Assurance Society of the United States (EQUITABLE LIFE). You may obtain an additional copy of the Prospectus, free of charge by writing us at P.O. Box 2996, New York, NY 10116-2996, or by calling us toll-free at 1-800-628-6673.

This Supplement provides information about EQUI-VEST that prospective investors should know before investing. You should read it carefully and retain it for future reference. Capitalized terms in this Supplement have the same meanings as in the Prospectus, unless the content indicates otherwise.

LIMITED OPPORTUNITY FOR EQUI-VEST TO TRANSFER FROM THE GUARANTEED INTEREST ACCOUNT. If you elect to make all Investment Options available (Maximum Fund Choice), your EQUI-VEST Contract permits you to transfer a limited amount of your Annuity Account Value out of the Guaranteed Interest Account to any other Investment Option. See TRANSFERS in your prospectus. From March 16, 1998 through May 15, 1998 we are relaxing our Contract rules to permit you to transfer amounts of Annuity Account Value out of the Guaranteed Interest Account to any other Investment Option, without limitation. However, any amount transferred must be at least $300 or, if less, the entire amount in the Guaranteed Interest Account. In order to take advantage of this transfer opportunity, your written transfer request must be received in our Administrative Office by May 15, 1998, but not before March 16, 1998. Your transfer request may also be received through the EQUI-VEST Telephone Operated Support (TOPS) System. TOPS is generally available on a 24 hour basis, 7 days a week. The TOPS toll-free number is 1-800-755-7777. Your transfer request through TOPS must be received by 4:00 P.M. Eastern Time on May 15, 1998, but not before March 16, 1998.

            THIS SUPPLEMENT SHOULD BE RETAINED FOR FUTURE REFERENCE. Copyright 1998 The Equitable Life Assurance Society of the United States.
                              All rights reserved.
888-1143A

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


                             EQUI-VEST(R) SUPPLEMENT
                             DATED FEBRUARY 28, 1998
                                       TO
                            EQUI-VEST(R) PROSPECTUSES
                           DATED MAY 1, 1995 AND 1997
                                       AND
                      EQUI-VEST(R) AND MOMENTUM PROSPECTUS
                                DATED MAY 1, 1996


This Supplement (SUPPLEMENT) adds and modifies certain information in the EQUI-VEST PERSONAL RETIREMENT PROGRAMS AND EMPLOYER-SPONSORED RETIREMENT PROGRAMS, prospectuses dated May 1, 1995, 1996 and 1997 (PROSPECTUS) for EQUI-VEST annuities, group and individual deferred variable annuity contracts (CONTRACTS) offered by The Equitable Life Assurance Society of the United States (EQUITABLE LIFE). If you have misplaced your prospectus or any previous supplement, you may obtain an additional copy, free of charge by writing us at P.O. Box 2996, New York, NY 10116-2996, or by calling us toll-free at 1-800-628-6673.

This Supplement provides information about EQUI-VEST that prospective investors should know before investing. You should read it carefully and retain it for future reference. Capitalized terms in this Supplement have the same meanings as in the Prospectus, unless the content indicates otherwise.

LIMITED OPPORTUNITY FOR EQUI-VEST ONLY TO TRANSFER FROM THE GUARANTEED INTEREST ACCOUNT. If you have selected to make all Investment Options available (Maximum Fund Choice), your EQUI-VEST Contract permits you to transfer a limited amount of your Annuity Account Value out of the Guaranteed Interest Account to any other Investment Option. See TRANSFERS in your prospectus. From March 16, 1998 through May 15, 1998 we are relaxing our Contract rules to permit you to transfer amounts of Annuity Account Value out of the Guaranteed Interest Account to any other Investment Option, without limitation. However, any amount transferred must be at least $300 or, if less, the entire amount in the Guaranteed Interest Account. In order to take advantage of this transfer opportunity, your written transfer request must be received in our Administrative Office by May 15, 1998, but not before March 16, 1998. Your transfer request may also be received through the EQUI-VEST Telephone Operated Support (TOPS) System. TOPS is generally available on a 24 hour basis, 7 days a week. The TOPS toll-free number is 1-800-755-7777. Your transfer request through TOPS must be received by 4:00 P.M. Eastern Time on May 15, 1998, but not before March 16, 1998.

            THIS SUPPLEMENT SHOULD BE RETAINED FOR FUTURE REFERENCE. Copyright 1998 The Equitable Life Assurance Society of the United States.
                              All rights reserved.
888-1143